UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-21193)
First American Minnesota Municipal Income Fund II, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 11/30/09

Item 1. Schedule of Investments.
Schedule of Investments (unaudited)

Minnesota Municipal Income Fund II (MXN)	November 30, 2009
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)

		FAIR
DESCRIPTION	PAR	VALUE ¶

Municipal Long-Term Investments — 160.1%
Economic Development Revenue — 4.2%
Minneapolis Development, Limited Tax Supported Common Bond, Series 2A (AMT), 5.13%, 6/1/22	$500,000	$492,970
Minnesota Agriculture & Economic Development Board, Small Business Program A — Lot 1 (AMT), 5.55%, 8/1/16	400,000	374,192

		867,162

Education Revenue — 13.4%
Baytown Township, St. Croix Preparatory Academy Project, Series A, 7.00%, 8/1/38	350,000	321,027
Higher Education Facilities, Augsburg College, Series 6J1, 5.00%, 5/1/28	200,000	198,328
Higher Education Facilities, Bethel University, Series 6R, 5.50%, 5/1/24	500,000	486,880
Higher Education Facilities, College of Art & Design, Series 6K, 5.00%, 5/1/26	400,000	401,488
Higher Education Facilities, St. Catherine’s University, Series 5N1, 5.38%, 10/1/32	1,000,000	895,360
Higher Education Facilities, University of St. Thomas, Series 6X, 5.25%, 4/1/39	300,000	306,924
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	200,000	155,964

		2,765,971

General Obligations — 18.0%
Crow Wing County Jail, Series B (NATL), 5.00%, 2/1/21	550,000	582,829
Duluth Independent School District Number 709, Series A (FSA) (MSDCEP), 4.25%, 2/1/23	500,000	520,180
Hennepin County, Series D, 5.00%, 12/1/25	1,000,000	1,098,440
Minnesota State, Series A, 5.00%, 6/1/18	1,000,000	1,186,720
Puerto Rico Commonwealth, Series A, 5.00%, 7/1/28	350,000	324,391

		3,712,560

Healthcare Revenue — 43.9%
Bemidji Health Care Facilities, North Country Health Services (RAAI), 5.00%, 9/1/31	1,000,000	909,790
Columbia Heights Multifamily & Health Care Facilities, Crest View Corp Projects, Series A, 5.70%, 7/1/42	350,000	290,728
Cuyuna Range Hospital District, Health Facilities,
5.00%, 6/1/29	350,000	313,415
5.50%, 6/1/35	400,000	327,484
Glencoe Health Care Facilities, Glencoe Regional Health Services Project (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 à	400,000	440,696
Golden Valley Covenant Retirement Communities, Series A, 5.50%, 12/1/25	600,000	577,764
Marshall Health Care Facility, Weiner Medical Center Project, Series A, (Prerefunded 11/1/13 @ 100), 5.35%, 11/1/17 à	350,000	352,810
Minneapolis Health Care Systems, Fairview Health Services, Series A, 6.63%, 11/15/28	750,000	845,197
Minneapolis-St. Paul Housing & Redevelopment Authority, HealthPartners Project, 5.88%, 12/1/29	750,000	751,980
Minnesota Agricultural & Economic Development Board, Fairview Health Care System, 6.38%, 11/15/29	25,000	25,483
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series C, 6.20%, 12/1/22	400,000	374,912
Moorhead Economic Development Authority, Housing Development Eventide Project, Series A, 5.15%, 6/1/29	300,000	247,749
New Hope Housing & Health Care Facility, Masonic Home North Ridge, 5.75%, 3/1/15	400,000	400,604
Prior Lake Senior Housing, Shepard’s Path Senior Housing, Series B, 5.70%, 8/1/36	200,000	180,768
Shakopee Health Care Facilities, St. Francis Regional Medical Center, 5.10%, 9/1/25	500,000	477,035
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B (Prerefunded 7/1/14 @ 100), 5.25%, 7/1/30 à	250,000	287,918
St. Paul Housing & Redevelopment Authority, Allina Health System, Series A-1, 5.25%, 11/15/29	450,000	446,688
St. Paul Housing & Redevelopment Authority, HealthEast Project, 6.00%, 11/15/30	200,000	180,608
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	486,054	399,934
St. Paul Housing & Redevelopment Authority, Regions Hospital,
5.25%, 5/15/18	500,000	499,980
5.30%, 5/15/28	170,000	159,526
St. Paul Port Authority, HealthEast Midway Campus, Series A, 5.75%, 5/1/25	600,000	560,424

		9,051,493

Housing Revenue — 30.5%
Minneapolis Housing, Keeler Apartments Project, Series A, 5.00%, 10/1/37	300,000	235,071
Minneapolis Multifamily Housing, Seward Towers Project (GNMA), 5.00%, 5/20/36	1,190,000	1,191,107
Minnesota Municipal Income Fund II   2009 Quarterly Report

Schedule of Investments (unaudited)
Minnesota Municipal Income Fund II (MXN)

	PAR/	FAIR
DESCRIPTION	SHARES	VALUE ¶

Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed City Living, Series A4 (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	$173,558	$165,368
Minnesota Housing Finance Agency, Series E, 5.10%, 1/1/40 «	1,000,000	992,350
Minnesota Housing Finance Authority, Residential Housing (AMT),
4.70%, 7/1/27 Series D	1,000,000	951,870
5.40%, 7/1/30 Series F	290,000	290,858
Moorhead Senior Housing, Sheyenne Crossing Project, 5.65%, 4/1/41	330,000	272,263
Southeastern Minnesota Multi-County Housing & Redevelopment Authority, Goodhue County Apartments, Series A (Prerefunded 1/1/10 @ 100), 6.75%, 1/1/31 à	320,000	321,712
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A, 5.25%, 10/1/42	250,000	189,402
St. Paul Multifamily Housing, Selby Grotto Housing Project (AMT) (FHA) (GNMA), 5.50%, 9/20/44	655,000	662,775
Washington County Housing & Redevelopment Authority, Woodland Park Apartments, 4.70%, 10/1/26	1,000,000	1,001,730

		6,274,506

Leasing Revenue — 23.1%
Andover Economic Development Authority, Public Facility, Community Center (Crossover Refunded 2/1/14 @ 100),
5.13%, 2/1/24 z	295,000	327,485
5.13%, 2/1/24 z	205,000	227,575
Hopkins Housing & Redevelopment Authority, Public Facility, Public Works & Fire Station, Series A (NATL) (Prerefunded 2/1/13 @ 100), 5.00%, 2/1/23 à	1,000,000	1,125,540
Otter Tail County Housing & Redevelopment Authority, Building Lease, Series A, 5.00%, 2/1/19	525,000	532,875
Ramsey County Public Improvement, Series A, 4.75%, 1/1/24	1,000,000	1,016,440
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, 5.00%, 12/1/32	100,000	100,590
St. Paul Port Authority, Office Building Facility, Robert Street, 5.25%, 12/1/27	1,000,000	1,032,470
Washington County Housing & Redevelopment Authority, Lower St. Croix Valley Fire Protection, 5.13%, 2/1/24	400,000	400,724

		4,763,699

Miscellaneous Revenue — 2.5%
Seaway Port Authority of Duluth, Cargill Incorporated Project, 4.20%, 5/1/13	500,000	514,755

Recreation Authority Revenue — 1.8%
Moorhead Golf Course, Series B, 5.88%, 12/1/21	400,000	369,356

Tax Revenue — 0.6%
Minneapolis Tax Increment, St. Anthony Falls Project, 5.65%, 2/1/27	150,000	128,862

Transportation Revenue — 7.7%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A,
5.00%, 1/1/19 (AMBAC)	750,000	814,155
5.00%, 1/1/19 (NATL)	750,000	779,273

		1,593,428

Utility Revenue — 14.4%
Buffalo Capital Appreciation Water & Sewer, Series B, Zero Coupon Bond (MSCP), 4.35%, 10/1/20 °	1,800,000	1,216,332
Chaska Electric, Series A,
5.00%, 10/1/30	500,000	507,800
6.10%, 10/1/30	10,000	10,108
Northern Municipal Power Agency, Series A (AGTY),
5.00%, 1/1/18	400,000	448,208
5.00%, 1/1/20	250,000	272,710
Puerto Rico Electric Power Authority, Series VV (NATL), 5.25%, 7/1/29	500,000	500,585

		2,955,743

Total Municipal Long-Term Investments (Cost: $33,030,165)		32,997,535

Short-Term Investment — 5.7%
Federated Minnesota Municipal Cash Trust, 0.16% x (Cost: $1,184,584)	1,184,584	1,184,584

Minnesota Municipal Income Fund II     2009 Quarterly Report

Schedule of Investments (unaudited)
Minnesota Municipal Income Fund II (MXN)

FAIR
DESCRIPTION	VALUE ¶

Total Investments ▲ — 165.8% (Cost: $34,214,749)	$34,182,119
Preferred Shares at Liquidation Value — (63.1)%	(13,000,000)
Other Assets and Liabilities, Net — (2.7)%	(565,593)
Total Net Assets — 100.0%	$20,616,526

¶	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As of November 30, 2009, the fund held no internally fair valued securities.

à	Prerefunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

«	Security purchased on a when-issued basis. On November 30, 2009, the total cost of investments purchased on a when-issued basis was $1,000,000 or 4.9% of total net assets.

z	Crossover Refunded securities are typically backed by the credit of the refunding issuer, which secures the timely payment of principal and interest. These bonds mature at the call date and price indicated.

°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2009.

x	The rate quoted is the annualized seven-day effective yield as of November 30, 2009.

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $34,214,749. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,065,517
Gross unrealized depreciation	(1,098,147)

Net unrealized depreciation	$(32,630)

Minnesota Municipal Income Fund II     2009 Quarterly Report

Schedule of Investments (unaudited)
Minnesota Municipal Income Fund II (MXN)
AGTY-Assured Guaranty
AMBAC-American Municipal Bond Assurance Corporation
AMT-Alternative Minimum Tax. As of November 30, 2009, the aggregate fair value of securities subject to the AMT was $2,938,033, which represents 14.3% of total net assets applicable to common shares.
FHA-Federal Housing Administration
FHLMC-Federal Home Loan Mortgage Corporation
FNMA-Federal National Mortgage Association
FSA-Financial Security Assurance
GNMA-Government National Mortgage Association
MSCP-Minnesota State Credit Program
MSDCEP-Minnesota School District Credit Enhancement Program
NATL-National Public Finance Guarantee Corporation
RAAI-Radian Asset Assurance Inc.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
     The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Investments in Securities
Municipal Long-Term Investments	$—	$32,997,535	$—	$32,997,535
Short-Term Investments	1,184,584	—	—	1,184,584

Total Investments	$1,184,584	$32,997,535	$—	$34,182,119

Minnesota Municipal Income Fund II     2009 Quarterly Report

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Minnesota Municipal Income Fund II, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: January 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: January 26, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 26, 2010